4. RESTATEMENT OF FINANCIAL STATEMENT (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Stock Issued for Services, Value	$ 213,900
As Originally Stated | Iota Capital Corporation | 123113 Annual Restatement [Member]
Stock Issued for Services, Shares	26,950,000
As Originally Stated | KeyStone Training | 123113 Annual Restatement [Member]
Stock Issued for Services, Shares	30,000,000
As Originally Stated | Llew Watkins | 123113 Annual Restatement [Member]
Stock Issued for Services, Shares	25,000,000
As Restated | Iota Capital Corporation | 123113 Annual Restatement [Member]
Stock Issued for Services, Shares	13,475,000
Stock Issued for Services, Value	53,900
As Restated | KeyStone Training | 123113 Annual Restatement [Member]
Stock Issued for Services, Shares	15,000,000
Stock Issued for Services, Value	60,000
As Restated | Llew Watkins | 123113 Annual Restatement [Member]
Stock Issued for Services, Value	$ 100,000